Shareholder Report	7 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Nicholas Equity Income Fund, Inc.
Entity Central Index Key		0000913131
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Equity Income Fund, Inc.
Class Name	Nicholas Equity Income Fund, Inc.
Trading Symbol	NSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of April 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Seven Months?(*)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Equity Income Fund	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	The Fund changed its fiscal year end to October 31 during the period. The period is from April 1, 2025 to October 31, 2025. Expenses for a 12-month reporting period would be higher.
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the seven-month period ended October 31, 2025, the Fund returned 7.39%.

Positioning

The Fund is typically invested in more stable dividend-paying companies compared to its benchmark, the Standard & Poor's 500 Index. With this positioning, which tends to favor predictability of earnings and cash flow over the absolute level of growth of same, the Fund generally lags in strong up markets or narrow breadth environments where a few large benchmark weights, many of which do not pay dividends so typically are not considered for the Fund, drive Index returns as was the case over the period.

Performance

The Fund posted a positive return for the period, while underperforming relative to its benchmark, the S&P 500 Index. Equity market returns were strong but concentrated within sectors such as information technology and communication services experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Unfortunately, a number of these top-performing benchmark constituents do not offer dividends or yield levels the Fund finds attractive, so are typically not investment candidates for the Fund.

What factors influenced performance?

The period featured strong equity performance in what the investment team would deem a "risk on" environment since early April's "Liberation Day". With the AI and crypto-fueled booms, sector outperformance was concentrated within the S&P 500's communications services and information technology sectors, where the Fund remained underweight due to unsuitable dividend profiles and in some instances, underlying fundamental reasons. The Fund benefitted from its financials exposure for the period. The Fund did benefit from its holdings in the biotechnology and pharmaceutical industries over the course of the period relative to the benchmark.

Top Contributors:

The largest contributor to the Fund's performance was positive stock selection within the financials sector.

Individual name contributors (portfolio contribution to return basis):

  Broadcom Inc. (AVGO)

  Oracle Corporation (ORCL)

  Microsoft Corporation (MSFT)

Top Detractors:

Negative security selection within the industrials sector and a sector underweight of the information technology sector detracted from the Fund's performance.

Individual name detractors (portfolio contribution to return basis):

  UnitedHealth Group (UNH)

  Accenture Plc Class A (ACN)

  Watsco, Inc. (WSO)

Investment approaches cycle in and out of favor, and a focus on quality dividend-paying businesses with sustainable competitive advantages while remaining cognizant of valuations has been out of favor since the market bottom of October 2022. The investment team remains focused on owning what we believe are high-quality dividend paying companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns As of October 31, 2025
	7 Months	1 Year	5 Years	10 Years
Nicholas Equity Income Fund	7.39%	5.50%	11.34%	9.46%
S&P 500 Index	22.76%	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 454,802,742	$ 454,802,742
Holdings Count | shares	61	61
Advisory Fees Paid, Amount	$ 1,622,512
Investment Company, Portfolio Turnover	13.72%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of October 31, 2025
Net Assets	$454,802,742
Number of Portfolio Holdings	61
Portfolio Turnover Rate	13.72%
Total Advisory Fees Paid	$1,622,512

Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Microsoft Corporation	3.87%
Broadcom Inc.	3.09%
Chevron Corporation	2.77%
Analog Devices, Inc.	2.72%
JPMorgan Chase & Co.	2.67%
CMS Energy Corporation	2.61%
TJX Companies Inc	2.53%
Abbott Laboratories	2.41%
Charles Schwab Corp	2.37%
Union Pacific Corporation	2.29%
Total of top ten	27.33%
Sector Diversification (As a Percentage of Total Investments)
As of October 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Microsoft Corporation	3.87%
Broadcom Inc.	3.09%
Chevron Corporation	2.77%
Analog Devices, Inc.	2.72%
JPMorgan Chase & Co.	2.67%
CMS Energy Corporation	2.61%
TJX Companies Inc	2.53%
Abbott Laboratories	2.41%
Charles Schwab Corp	2.37%
Union Pacific Corporation	2.29%
Total of top ten	27.33%

Material Fund Change [Text Block]
How Has the Fund Changed?

Changes in fiscal and tax year end: Effective April 1, 2025, the Fund's fiscal and tax year ends changed from March 31 to October 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2025, after which it prepared this annual report for the 7-month period ended October 31, 2025.

Portfolio Manager update: Effective November 1, 2025, Michael Shelton is no longer a Portfolio Manager of the Fund.